Cover	Mar. 02, 2023
Document Type	8-K
Amendment Flag	false
Document Period End Date	Mar. 02, 2023
Entity File Number	001-40261
Entity Registrant Name	SOLUNA HOLDINGS, INC.
Entity Central Index Key	0000064463
Entity Tax Identification Number	14-1462255
Entity Incorporation, State or Country Code	NV
Entity Address, Address Line One	325 Washington Avenue Extension
Entity Address, City or Town	Albany
Entity Address, State or Province	NY
Entity Address, Postal Zip Code	12205
City Area Code	(518)
Local Phone Number	218-2500
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	false
Entity Information, Former Legal or Registered Name	Not applicable
Common stock, par value $0.0001 per share
Title of 12(b) Security	Common stock, par value $0.0001 per share
Trading Symbol	SNLH
Security Exchange Name	NASDAQ
9.0% Series A Cumulative Perpetual Preferred Stock, par value $0.001 per share
Title of 12(b) Security	9.0% Series A Cumulative Perpetual Preferred Stock, par value $0.001 per share
Trading Symbol	SLNHP
Security Exchange Name	NASDAQ